Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) - Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Impaired loans	$ 65,914	$ 71,210
OREO, net	6,433	7,748
Total	72,347	78,958
Level 1
Assets
Impaired loans	0	0
OREO, net	0	0
Total	0	0
Level 2
Assets
Impaired loans	0	0
OREO, net	0	0
Total	0	0
Level 3
Assets
Impaired loans	65,914	71,210
OREO, net	6,433	7,748
Total	$ 72,347	$ 78,958